INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	As at	As at
	December 31,	December 31,
	2020	2019
Ore in stockpiles and on leach pads	$80,722	$82,192
Concentrates and dore bars	111,100	124,225
Supplies	438,652	373,651
Total current inventories	$630,474	$580,068
Non-current ore in stockpiles and on leach pads (Note 7B)(i)	198,044	145,675
Total inventories	$828,518	$725,743

Note:

(i)

The inventory balance associated with the ore that is not expected to be processed within 12 months is classified as non-current and is recorded in the other assets line item in the consolidated balance sheets.